Fair value measurement (Tables)	12 Months Ended
Oct. 31, 2024
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Fair value of financial instruments

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2024	Financial assets
	Cash and deposits with banks	$48,064	$–	$–	$–	$48,064	$48,064	$–
	Securities	71,610	106,042	–	76,693	254,345	253,437	(908)
	Cash collateral on securities borrowed	17,028	–	–	–	17,028	17,028	–
	Securities purchased under resale agreements	58,744	24,977	–	–	83,721	83,721	–
	Loans
	Residential mortgages	280,220	3	–	–	280,223	279,805	(418)
	Personal	45,739	–	–	–	45,739	45,750	11
	Credit card	19,649	–	–	–	19,649	19,682	33
	Business and government	212,454	116	105	–	212,675	212,744	69
	Derivative instruments	–	36,435	–	–	36,435	36,435	–
	Customers’ liability under acceptances	6	–	–	–	6	6	–
	Other assets	20,121	364	–	–	20,485	20,485	–
	Financial liabilities
	Deposits
	Personal	$235,593	$–	$17,301	$–	$252,894	$253,378	$484
	Business and government	414,441	–	21,058	–	435,499	436,528	1,029
	Bank	20,009	–	–	–	20,009	20,009	–
	Secured borrowings	55,285	–	1,170	–	56,455	56,588	133
	Derivative instruments	–	40,654	–	–	40,654	40,654	–
	Acceptances	6	–	–	–	6	6	–
	Obligations related to securities sold short	–	21,642	–	–	21,642	21,642	–
	Cash collateral on securities lent	7,997	–	–	–	7,997	7,997	–
	Obligations related to securities sold under repurchase agreements	100,407	–	9,746	–	110,153	110,153	–
	Other liabilities	20,651	158	19	–	20,828	20,828	–
	Subordinated indebtedness	7,465	–	–	–	7,465	7,698	233
2023	Financial assets
	Cash and deposits with banks	$55,718	$–	$–	$–	$55,718	$55,718	$–
	Securities	67,294	82,723	–	61,331	211,348	209,326	(2,022)
	Cash collateral on securities borrowed	14,651	–	–	–	14,651	14,651	–
	Securities purchased under resale agreements	66,797	13,387	–	–	80,184	80,184	–
	Loans
	Residential mortgages	273,785	3	–	–	273,788	268,403	(5,385)
	Personal	44,570	–	–	–	44,570	44,454	(116)
	Credit card	17,853	–	–	–	17,853	17,909	56
	Business and government	192,856	126	144	–	193,126	192,727	(399)
	Derivative instruments	–	33,243	–	–	33,243	33,243	–
	Customers’ liability under acceptances	10,816	–	–	–	10,816	10,816	–
	Other assets	18,651	–	–	–	18,651	18,651	–
	Financial liabilities
	Deposits
	Personal	$225,183	$–	$13,852	$–	$239,035	$238,725	$(310)
	Business and government	392,021	–	20,540	–	412,561	412,983	422
	Bank	22,296	–	–	–	22,296	22,296	–
	Secured borrowings	48,098	–	1,386	–	49,484	49,353	(131)
	Derivative instruments	–	41,290	–	–	41,290	41,290	–
	Acceptances	10,820	–	–	–	10,820	10,820	–
	Obligations related to securities sold short	–	18,666	–	–	18,666	18,666	–
	Cash collateral on securities lent	8,081	–	–	–	8,081	8,081	–
	Obligations related to securities sold under repurchase agreements	82,403	–	4,715	–	87,118	87,118	–
	Other liabilities	18,459	119	16	–	18,594	18,594	–
	Subordinated indebtedness	6,483	–	–	–	6,483	6,561	78

Summary of derivative financial instruments
Fair value of derivative instruments

$ millions, as at October 31				2024			2023
		Positive	Negative	Net	Positive	Negative	Net
Held for trading
Interest rate derivatives
Over-the-counter	– Forward rate agreements	$135	$239	$(104)	$550	$47	$503
	– Swap contracts	6,149	9,124	(2,975)	8,259	16,934	(8,675)
	– Purchased options	358	–	358	411	–	411
	– Written options	–	309	(309)	–	365	(365)
		6,642	9,672	(3,030)	9,220	17,346	(8,126)
Exchange-traded	– Futures contracts	–	–	–	–	–	–
	– Purchased options	2	–	2	1	–	1
	– Written options	–	2	(2)	–	1	(1)
		2	2	–	1	1	–
Total interest rate derivatives		6,644	9,674	(3,030)	9,221	17,347	(8,126)
Foreign exchange derivatives
Over-the-counter	– Forward contracts	7,378	6,379	999	7,395	6,978	417
	– Swap contracts	5,056	7,944	(2,888)	5,423	8,013	(2,590)
	– Purchased options	443	–	443	446	–	446
	– Written options	–	535	(535)	–	364	(364)
Total foreign exchange derivatives		12,877	14,858	(1,981)	13,264	15,355	(2,091)
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	46	3	43	47	11	36
	– Credit default swap contracts – protection sold	–	52	(52)	17	52	(35)
Total credit derivatives		46	55	(9)	64	63	1
Equity derivatives
Over-the-counter		4,989	6,401	(1,412)	2,899	3,396	(497)
Exchange-traded		5,821	4,712	1,109	2,331	2,406	(75)
Total equity derivatives		10,810	11,113	(303)	5,230	5,802	(572)
Precious metal and other commodity derivatives
Over-the-counter		2,692	3,906	(1,214)	2,874	1,791	1,083
Exchange-traded		416	241	175	154	251	(97)
Total precious metal and other commodity derivatives		3,108	4,147	(1,039)	3,028	2,042	986
Total held for trading		33,485	39,847	(6,362)	30,807	40,609	(9,802)
Held for ALM
Interest rate derivatives
Over-the-counter	– Forward rate agreements	–	–	–	1	–	1
	– Swap contracts	124	(410)	534	179	(1,752)	1,931
	– Purchased options	3	–	3	6	1	5
	– Written options	–	2	(2)	–	3	(3)
Total interest rate derivatives		127	(408)	535	186	(1,748)	1,934
Foreign exchange derivatives
Over-the-counter	– Forward contracts	28	82	(54)	23	63	(40)
	– Swap contracts	2,620	1,129	1,491	2,222	2,259	(37)
Total foreign exchange derivatives		2,648	1,211	1,437	2,245	2,322	(77)
Equity derivatives
Over-the-counter		174	4	170	5	107	(102)
Total equity derivatives		174	4	170	5	107	(102)
Precious metal and other commodity derivatives
Over-the-counter		1	–	1	–	–	–
Total precious metal and other commodity derivatives		1	–	1	–	–	–
Total held for ALM		2,950	807	2,143	2,436	681	1,755
Total fair value		36,435	40,654	(4,219)	33,243	41,290	(8,047)
Less: effect of netting		(21,777)	(21,777)	–	(21,787)	(21,787)	–
		$14,658	$18,877	$(4,219)	$11,456	$19,503	$(8,047)

Changes in Fair Value of Financial Assets and Liabilities in Level 3
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the year ended October 31	Opening balance	Realized	Unrealized (2)	Net gains (losses) included in OCI (3)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
2024
Debt securities measured at FVTPL
Corporate debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	151	–	(3)	–	–	–	84	(162)	70
Loans measured at FVTPL
Business and government	144	–	5	–	–	–	–	(44)	105
Corporate equity mandatorily measured at
FVTPL and designated at FVOCI	587	7	26	(17)	–	–	113	(76)	640
Derivative instruments
Interest rate	21	–	97	–	–	(67)	–	–	51
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	46	(6)	2	–	–	–	2	–	44
Equity	4	–	2	–	2	(6)	5	(1)	6
Total assets	$953	$1	$129	$(17)	$2	$(73)	$204	$(283)	$916
Deposits and other liabilities (4)	$(242)	$(14)	$(156)	$–	$(3)	$17	$(120)	$102	$(416)
Derivative instruments
Interest rate	(1,817)	–	297	–	–	425	(8)	75	(1,028)
Foreign exchange	–	–	(31)	–	–	27	–	–	(4)
Credit	(52)	1	1	–	(2)	–	–	2	(50)
Equity	(5)	–	(1)	–	(3)	4	–	4	(1)
Total liabilities	$(2,116)	$(13)	$110	$–	$(8)	$473	$(128)	$183	$(1,499)
2023
Debt securities measured at FVTPL
Corporate debt	$2	$–	$–	$–	$–	$–	$–	$(2)	$–
Mortgage- and asset-backed	207	–	–	–	–	–	159	(215)	151
Loans measured at FVTPL
Business and government	687	–	6	(2)	–	–	–	(547)	144
Corporate equity mandatorily measured at
FVTPL and designated at FVOCI	459	6	53	16	–	–	213	(160)	587
Derivative instruments
Interest rate	18	–	–	–	–	(10)	12	1	21
Foreign exchange	–	–	24	–	–	(24)	–	–	–
Credit	45	(3)	5	–	–	–	–	(1)	46
Equity	4	1	–	–	4	(2)	5	(8)	4
Total assets	$1,422	$4	$88	$14	$4	$(36)	$389	$(932)	$953
Deposits and other liabilities (4)	$(409)	$(40)	$85	$–	$(2)	$1	$(129)	$252	$(242)
Derivative instruments
Interest rate	(1,533)	–	(728)	–	–	407	(11)	48	(1,817)
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	(50)	3	(5)	–	–	–	–	–	(52)
Equity	(3)	–	(1)	–	(5)	6	(3)	1	(5)
Total liabilities	$(1,995)	$(37)	$(649)	$–	$(7)	$414	$(143)	$301	$(2,116)

(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting year.
(3)	Foreign exchange translation on loans measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(4)
Includes deposits designated at FVTPL of $211 million (2023: $115 million), net bifurcated embedded derivative liabilities of $186 million (2023: net bifurcated embedded derivative liabilities of $111 million) and other liabilities designated at FVTPL of $19 million (2023: $14 million).

Valuation techniques and quantitative information about significant non-observable inputs used in level 3 financial instruments
Quantitative information about significant non-observable inputs
Valuation techniques using one or more non-observable inputs are used for a number of financial instruments. The following table discloses the valuation techniques and quantitative information about the significant non-observable inputs used in Level 3 financial instruments:

Range of inputs
$ millions, as at October 31	2024	Valuation techniques	Key non-observable inputs	Low	High
Debt securities measured at FVTPL
Mortgage- and asset-backed	$70	Discounted cash flow	Credit spread	4.5%	6.4%
Corporate equity mandatorily measured at FVTPL and designated at FVOCI
Limited partnerships and private companies	640	Adjusted net asset value	(1)	Net asset value	(2)	n/a	n/a
Valuation multiple	Earnings multiple	12.4	x	24.2	x
Proxy share price	Proxy share price	(2)	n/a	n/a
Loans measured at FVTPL Business and government	105	Discounted cash flow	Credit spread	2.1%	2.1%
Derivative instruments
Interest rate	51	Proprietary model	(3)	n/a	n/a	n/a
Option model	Market volatility	62.7%	142.4%
Probability of contingent settlement	100.0%	100.0%
Credit	44	Market proxy or direct broker quote	Market proxy or direct broker quote	29.6%	29.6%
Equity	6	Option model	Market correlation	31.0%	96.4%
Total assets	$916
Deposits and other liabilities
Deposits designated at FVTPL and net bifurcated embedded derivative liabilities	$(397)	Option model	Market volatility	8.7%	142.4%
Market correlation	(100.0)%	100.0%
Other liabilities designated at FVTPL	(19)	Option model	Funding ratio	53.0%	53.0%
Derivative instruments
Interest rate	(1,028)	Proprietary model	(3)	n/a	n/a	n/a
Option model	Market volatility	62.7%	142.4%
Probability of contingent settlement	100.0%	100.0%
Foreign exchange	(4)	Option model	Probability of contingent settlement	100.0%	100.0%
Credit	(50)	Market proxy or direct broker quote	Market proxy or direct broker quote	29.6%	29.6%
Equity	(1)	Option model	Market correlation	23.8%	97.8%
Total liabilities	$(1,499)

(1)
Adjusted net asset value is determined using reported net asset values obtained from the fund manager or general partner of the limited partnership or the limited liability company and may be adjusted for current market levels where appropriate.

(2)	The range of net asset value price or proxy share price has not been disclosed due to the wide range and diverse nature of the investments.
(3)	Using valuation techniques that we consider to be non-observable.
n/a	Not applicable.

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Financial assets and liabilities not carried on the consolidated balance sheet at fair value
The table below presents the fair values by level within the fair value hierarchy for those financial instruments in which fair value is not assumed to equal the carrying value:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2024	Total 2023
$ millions, as at October 31	2024	2023	2024	2023	2024	2023
Financial assets
Amortized cost securities	$–	$–	$69,961	$64,530	$741	$742	$70,702	$65,272
Loans
Residential mortgages	–	–	–	–	279,802	268,400	279,802	268,400
Personal	–	–	–	–	45,750	44,454	45,750	44,454
Credit card	–	–	–	–	19,682	17,909	19,682	17,909
Business and government	–	–	–	–	212,523	192,457	212,523	192,457
Financial liabilities
Deposits
Personal	$–	$–	$82,620	$82,701	$5,232	$2,242	$87,852	$84,943
Business and government	–	–	191,616	187,216	4,681	5,796	196,297	193,012
Bank	–	–	9,420	9,079	–	–	9,420	9,079
Secured borrowings	–	–	50,546	43,996	4,872	3,971	55,418	47,967
Subordinated indebtedness	–	–	7,698	6,561	–	–	7,698	6,561

At fair value [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Financial instruments carried on the consolidated balance sheet at fair value
The table below presents the fair values of financial instruments by level within the fair value hierarchy:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2024	Total 2023
$ millions, as at October 31	2024	2023	2024	2023	2024	2023
Financial assets
Debt securities measured at FVTPL
Government issued or guaranteed	$4,258	$4,194	$32,328	$25,128	$–	$–	$36,586	$29,322
Corporate debt	–	–	4,385	4,455	–	–	4,385	4,455
Mortgage- and asset-backed	–	–	4,213	3,056	70	151	4,283	3,207
	4,258	4,194	40,926	32,639	70	151	45,254	36,984
Loans measured at FVTPL
Business and government	–	–	116	126	105 (1)	144 (1)	221	270
Residential mortgages	–	–	3	3	–	–	3	3
	–	–	119	129	105	144	224	273
Debt securities measured at FVOCI
Government issued or guaranteed	2,760	3,468	60,051	48,717	–	–	62,811	52,185
Corporate debt	–	–	9,083	6,658	–	–	9,083	6,658
Mortgage- and asset-backed	–	–	4,127	1,916	–	–	4,127	1,916
	2,760	3,468	73,261	57,291	–	–	76,021	60,759
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	59,904	44,852	916	872	640	587	61,460	46,311
Securities purchased under resale agreements measured at FVTPL	–	–	24,977	13,387 (2)	–	–	24,977	13,387
Other assets	–	–	364	–	–	–	364	–
Derivative instruments
Interest rate	2	1	6,718	9,385	51	21	6,771	9,407
Foreign exchange	–	–	15,525	15,509	–	–	15,525	15,509
Credit	–	–	2	18	44	46	46	64
Equity	5,821	2,331	5,157	2,900	6	4	10,984	5,235
Precious metal and other commodity	32	15	3,077	3,013	–	–	3,109	3,028
	5,855	2,347	30,479	30,825	101	71	36,435	33,243
Total financial assets	$72,777	$54,861	$171,042	$135,143	$916	$953	$244,735	$190,957
Financial liabilities
Deposits and other liabilities (3)	$–	$–	$(39,290)	$(35,671)	$(416)	$(242)	$(39,706)	$(35,913)
Obligations related to securities sold short	(9,199)	(6,265)	(12,443)	(12,401)	–	–	(21,642)	(18,666)
Obligations related to securities sold under repurchase agreements	–	–	(9,746)	(4,715)	–	–	(9,746)	(4,715)
Derivative instruments
Interest rate	(2)	(1)	(8,236)	(13,781)	(1,028)	(1,817)	(9,266)	(15,599)
Foreign exchange	–	–	(16,065)	(17,677)	(4)	–	(16,069)	(17,677)
Credit	–	–	(5)	(11)	(50)	(52)	(55)	(63)
Equity	(4,712)	(2,406)	(6,404)	(3,498)	(1)	(5)	(11,117)	(5,909)
Precious metal and other commodity	(39)	(68)	(4,108)	(1,974)	–	–	(4,147)	(2,042)
	(4,753)	(2,475)	(34,818)	(36,941)	(1,083)	(1,874)	(40,654)	(41,290)
Total financial liabilities	$(13,952)	$(8,740)	$(96,297)	$(89,728)	$(1,499)	$(2,116)	$(111,748)	$(100,584)

(1)	Relates to loans designated at FVTPL.
(2)	The disclosed amount has been restated with no impact on the measurement of the related financial instruments in the consolidated financial statements.
(3)
Comprises deposits designated at FVTPL of $39,008 million (2023: $35,639 million), net bifurcated embedded derivative liabilities of $521 million (2023: net bifurcated embedded derivative liabilities of $139 million), other liabilities designated at FVTPL of $19 million (2023: $16 million), and other financial liabilities measured at fair value of $158 million (2023: $119 million).